Segmented information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segmented information
Segmented information
APUC has two business units: APCo which owns or has interests in renewable energy facilities and thermal energy facilities and Liberty Utilities which owns and operates utilities in the United States of America providing water, wastewater and local electric and natural gas distribution services.
Within APCo there are two operating segments: Renewable Energy and Thermal Energy. The Renewable Energy division operates the Company’s hydro-electric and wind power facilities. The Thermal Energy division operates co-generation, energy from waste, steam production and other thermal facilities.
Within Liberty Utilities there are the following operating segments: Liberty Utilities (West), Liberty Utilities (Central) and Liberty Utilities (East). Liberty Utilities (West) is comprised of Calpeco Electric System and the water distribution and wastewater utilities located in Arizona. Liberty Utilities (Central) is comprised of the Midwest Gas System and the water distribution and wastewater utilities located in Texas, Missouri and Illinois. Liberty Utilities (East) is comprised of the New Hampshire Electric and Gas Systems, Peach State Gas Gystem and New England Gas System.
The development activities of APCo are reported under Renewable Energy or Thermal Energy as appropriate. For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. The unrealized portion of any gains or losses on derivatives instruments not designated in a hedging relationship is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment.
The results of operations and assets for these segments are as follows:
Operational segments (continued)

	Year ended December 31, 2013
	Algonquin Power			Liberty Utilities				Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$77,814	$88,342	$166,156	$—	$166,156
Regulated gas sales and distribution	—	—	—	78,857	—	182,815	261,672	—	261,672
Regulated water reclamation and distribution	—	—	—	18,242	39,108	—	57,350	—	57,350
Non-regulated energy sales	145,661	34,530	180,191	—	—	—	—	—	180,191
Other revenue	7,058	2,442	9,500	—	22	—	22	400	9,922
Total revenue	152,719	36,972	189,691	97,099	116,944	271,157	485,200	400	675,291
Operating expenses	48,966	8,514	57,480	27,455	36,753	67,264	131,472	—	188,952
Regulated electricity purchased	—	—	—	—	39,750	57,626	97,376	—	97,376
Regulated gas purchased	—	—	—	46,018	—	102,766	148,784	—	148,784
Non-regulated fuel for generation	—	17,151	17,151	—	—	—	—	—	17,151
	103,753	11,307	115,060	23,626	40,441	43,501	107,568	400	223,028
Depreciation of property, plant and equipment	(45,122)	(5,439)	(50,561)	(9,096)	(13,596)	(18,725)	(41,417)	—	(91,978)
Amortization of intangible assets	(2,652)	(856)	(3,508)	(81)	(611)	—	(692)	—	(4,200)
Administration expenses	(13,094)	(223)	(13,317)	(1,677)	(2,541)	(3,259)	(7,477)	(2,724)	(23,518)
Foreign exchange gain	—	—	—	—	—	—	—	567	567
Interest expense	(27,391)	(1,046)	(28,437)	(5,069)	(8,519)	(10,146)	(23,734)	(1,174)	(53,345)
Interest, dividend and other income	1,867	193	2,060	375	1,395	1,458	3,228	2,497	7,785
Loss on sale of asset	(750)	—	(750)	—	—	—	—	—	(750)
Acquisition related costs	(628)	—	(628)	(68)	—	(1,444)	(1,512)	—	(2,140)
Gain/(loss) on derivative financial instruments	(767)	—	(767)	—	—	—	—	5,967	5,200
Earnings from continuing operations before income taxes	15,216	3,936	19,152	8,010	16,569	11,385	35,964	5,533	60,649
Loss from discontinued operations before income taxes	1,128	(61,630)	(60,502)	—	—	—	—	—	(60,502)
Earnings/(loss) before income taxes	$16,344	$(57,694)	$(41,350)	$8,010	$16,569	$11,385	$35,964	$5,533	$147
Property, plant and equipment	$1,364,843	$79,828	$1,444,671	$215,090	$387,715	$661,228	$1,264,033	$—	$2,708,704
Intangible assets	26,802	5,698	32,500	2,709	19,207	—	21,916	—	54,416
Total Assets held for sale	3,860	20,067	23,927	—	—	—	—	—	23,927
Total assets	1,492,144	116,922	1,609,066	285,517	460,209	923,981	1,669,707	193,784	3,472,557
Capital expenditures	46,885	2,631	49,516	28,566	23,743	56,552	108,861	—	158,377
Acquisition of operating entities	2,083	—	2,083	27,545	—	209,386	236,931	—	239,014

25.	Segmented information (continued)
Operational segments (continued)

	Year ended December 31, 2012
	Algonquin Power			Liberty Utilities				Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$71,734	$36,723	$108,457	$—	$108,457
Regulated gas sales and distribution	—	—	—	25,802	—	49,916	75,718	—	75,718
Regulated water reclamation and distribution	—	—	—	9,127	37,296	—	46,423	—	46,423
Non-regulated energy sales	84,236	30,115	114,351	—	—	—	—	—	114,351
Other revenue	1,925	1,686	3,611	—	152	94	246	—	3,857
Total revenue	86,161	31,801	117,962	34,929	109,182	86,733	230,844	—	348,806
Operating expenses	30,308	8,568	38,876	13,096	35,645	30,209	78,950	—	117,826
Regulated electricity purchased	—	—	—	—	43,861	24,348	68,209	—	68,209
Regulated gas purchased	—	—	—	13,648	—	23,813	37,461	—	37,461
Non-regulated fuel for generation	—	14,589	14,589	—	—	—	—	—	14,589
	55,853	8,644	64,497	8,185	29,676	8,363	46,224	—	110,721
Depreciation of property, plant and equipment	(18,823)	(4,782)	(23,605)	(3,333)	(11,120)	(7,129)	(21,582)	—	(45,187)
Amortization of intangible assets	(2,653)	(831)	(3,484)	(81)	(586)	—	(667)	—	(4,151)
Administration expenses	(9,424)	(2,176)	(11,600)	294	(4,091)	(1,223)	(5,020)	(2,952)	(19,572)
Foreign exchange gain	—	—	—	—	—	—	—	561	561
Interest expense	(15,060)	(1,733)	(16,793)	(96)	(8,066)	(694)	(8,856)	(9,971)	(35,620)
Interest, dividend and other income	2,038	509	2,547	—	2,113	461	2,574	2,118	7,239
Acquisition related costs	(3,155)	21	(3,134)	(1,442)	—	(3,112)	(4,554)	—	(7,688)
Gain/(loss) on derivative financial instruments	(2,954)	—	(2,954)	—	—	—	—	3,187	233
Earnings from continuing operations before income taxes	5,822	(348)	5,474	3,527	7,926	(3,334)	8,119	(7,057)	6,536
Loss from discontinued operations before income taxes	(1,925)	3,022	1,097	—	—	—	—	—	1,097
Earnings/(loss) before income taxes	$3,897	$2,674	$6,571	$3,527	$7,926	$(3,334)	$8,119	$(7,057)	$7,633
Property, plant and equipment	$1,157,062	$77,438	$1,234,500	$151,637	$350,053	$350,088	$851,778	$—	$2,086,278
Intangible assets	29,480	6,132	35,612	2,613	18,556	—	21,169	—	56,781
Total Assets held for sale	24,390	78,947	103,337	—	—	—	—	—	103,337
Total assets	1,272,037	175,926	1,447,963	212,495	464,201	500,374	1,177,070	153,957	2,778,990
Capital expenditures	21,068	10,348	31,416	10,777	23,181	12,488	46,446	67	77,929
Acquisition of operating entities	245,718	—	245,718	128,890	—	295,297	424,187	—	669,905

25.	Segmented information (continued)
Operational segments (continued)
The majority of non-regulated energy sales are earned from contracts with large public utilities. The following utilities contributed more than 10% of these total revenues in either 2013 or 2012: Hydro Québec 14% (2012 - 17%), Manitoba Hydro 14% (2012 – 20%), and California PG&E 9% (2012 - 10%). The Company has mitigated its credit risk to the extent possible by selling energy to these large utilities in various North American locations.
APUC and its subsidiaries operate in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2013	2012
Revenue
Canada	$65,380	$62,036
United States	609,911	286,770
	$675,291	$348,806
Property, plant and equipment
Canada	$433,153	$395,896
United States	2,275,551	1,690,382
	$2,708,704	$2,086,278
Intangible assets
Canada	$26,802	$29,480
United States	27,614	27,301
	$54,416	$56,781

Revenues are attributed to the two countries based on the location of the underlying generating and utility facilities.